Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Debt	Debt

	June 30, 2025	December 31, 2024
(in $ millions)
Vessel financing (Mount Norefjell)	57.5	58.8
Vessel financing (Mount Ita)	57.5	58.8
Vessel financing (Mount Etna)	58.1	59.3
Vessel financing (Mount Blanc)	58.0	59.3
Vessel financing (Mount Matterhorn)	59.5	60.5
Vessel financing (Mount Neblina)	59.5	60.5
Vessel financing (Mount Hua)	60.5	61.6
Vessel financing (Mount Bandeira)	60.5	61.6
Vessel financing (Mount Elbrus)	60.2	61.5
Vessel financing (Mount Denali)	60.7	62.0
Vessel financing (Mount Aconcagua)	61.0	62.0
Vessel financing (Mount Emai)	61.0	62.0
Total debt, gross	714.0	727.9
Less: Deferred finance charges	(12.7)	(14.0)
Total debt, net of deferred finance charges	701.3	713.9
Less: Current portion of long-term debt, net of deferred finance charges	(23.7)	(24.3)
Long-term debt, net of deferred finance charges	677.6	689.6

The outstanding debt, gross of deferred finance charges, as of June 30, 2025, is repayable as follows:

Year ending December 31
(in $ millions)
2025 (remaining six months)	13.3
2026(1)	26.1
2027	27.6
2028	29.6
2029	31.6
Thereafter	585.8
Total	714.0

(1) $12.9 million repayable in the six months ended June 30, 2026.

AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements

The Company has sale and leaseback arrangements with AVIC for “Mount Norefjell”, “Mount Ita”, “Mount Etna”, and “Mount Blanc” accounted for as financing transactions. The vessels were sold and chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is at a price of $56.9 million and then declines to $47.2 million after year 7.

In addition, AVIC partially financed the cost of installing scrubbers on the above vessels amounting to $2.2 million for each vessel. This is repayable in advance in 12 quarterly installments of $180,000 for each vessel, together with interest calculated as Overnight SOFR plus a margin of 4.5% and credit adjustment spread of 0.26161% from July 1, 2023.

Under the relevant financing agreements, payment of dividends or making of other distributions from each relevant subsidiary to the Company will only be allowed if immediately following such payment or distribution there will be maintained in the bank account an amount no less than the higher of (a) $3.6 million and (b) the aggregate of the bareboat rate under the facility and the operating expenses for the vessel that are payable within the next six months.

The fixed price purchase options and a cash penalty of $25.0 million per vessel for not exercising any of the purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.

The carrying value of Vessels and equipment financed by AVIC is $267.7 million and $272.4 million as of June 30, 2025 and December 31, 2024, respectively. The amount outstanding under the sale and leaseback financing was $231.1 million and $236.2 million as of June 30, 2025 and December 31, 2024, respectively.

CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements

The Company has sale and leaseback arrangements with CCBFL for “Mount Matterhorn”, “Mount Neblina”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. The vessels were sold and chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million declining to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.

The amount outstanding under the sale and leaseback financing arrangements was $361.8 million and $368.6 million as of June 30, 2025 and December 31, 2024, respectively. The carrying value of vessels and equipment financed by CCBFL was $428.6 million and $436.0 million as of June 30, 2025 and December 31, 2024, respectively.
Since 180 days of the delivery of each newbuilding, each subsidiary under the CCBFL sale and leaseback arrangement has been required to maintain a minimum cash balance equivalent to the bareboat hire payable within the next three months which amounts to approximately $1.5 million per vessel. As of June 30, 2025, the Company is required to maintain a total minimum cash balance of $9.3 million in the subsidiaries that lease “Mount Matterhorn”, “Mount Neblina”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”, which is included in cash and cash equivalents on the Unaudited Consolidated Balance Sheet as of June 30, 2025 as there are no legal restrictions on the bank account.

Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements

The Company has sale and leaseback arrangements with Jiangsu for “Mount Bandeira” and “Mount Hua”. The vessels were sold and chartered back on seven-year bareboat charters, which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million and declines to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and the transaction is accounted for as a financing transaction.

The amount outstanding under the sale and leaseback financing arrangements was $121.1 million and $123.2 million as of June 30, 2025 and December 31, 2024, respectively. The carrying value of vessels and equipment financed by Jiangsu was $142.1 million and $144.5 million as of June 30, 2025 and December 31, 2024, respectively.

Since 180 days of the delivery of each newbuilding, each subsidiary under the Jiangsu sale and leaseback arrangement has been required to maintain a minimum cash balance equivalent to the bareboat hire payable within the following three months which amounts to approximately $1.5 million per vessel. As of June 30, 2025, the Company is required to maintain a total minimum cash balance of $3.0 million in the subsidiaries that lease “Mount Bandeira”, and “Mount Hua”, which is included in cash and cash equivalents on the Unaudited Consolidated Balance Sheet as of June 30, 2025 as there are no legal restrictions on the bank account.

The bareboat rate per day under the sale and leaseback arrangements is fixed for the bareboat period and the average bareboat rate per day for the sale and leaseback arrangements with AVIC, CCBFL and Jiangsu is $16,567. Bareboat payments are paid quarterly in advance under the arrangement with AVIC and quarterly in arrears under the arrangements with CCBFL and Jiangsu. The Company has classified the estimated amortization of the bareboat payments due within twelve months from June 30, 2025 as “Current portion of long-term debt” on the Unaudited Consolidated Balance Sheet.

Drew Holdings Limited. (“Drew”) – Revolving Credit facility

The Company has a $10.0 million Revolving Credit Facility agreement with Drew, who is a significant shareholder in the Company. Refer to Note 16 - Related Party Transactions for details on the terms of the agreement with Drew.

As of June 30, 2025 and December 31, 2024, we were in compliance with all of our covenants in each of our financing arrangements to the extent applicable.